Other operating expenses - MSA Liability (Details) £ in Millions, $ in Millions	12 Months Ended						36 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)
Other Operating Expenses [Line Items]
Opening MSA liability	£ 1,788
Closing MSA liability	1,520		£ 1,788				£ 1,520
Master settlement agreement and state settlement agreements | R J Reynolds Tobacco Company
Other Operating Expenses [Line Items]
Opening MSA liability	1,788	$ 2,279	2,193	$ 2,637	£ 2,079	$ 2,815	2,079	$ 2,815
Settlement expense	1,689	2,160	2,023	2,516	2,387	2,951
Cash paid	(1,983)	(2,535)	(2,311)	(2,874)	(2,531)	(3,129)
Difference on exchange	26	0	(117)	0	258	0
Closing MSA liability	£ 1,520	$ 1,904	£ 1,788	$ 2,279	£ 2,193	$ 2,637	£ 1,520	$ 1,904